Earnings per Share (Schedule of Earnings per Share, Diluted) (Details) - $ / shares shares in Thousands	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share, Diluted [Abstract]
Weighted Average Number of Shares Outstanding, Diluted		92,144	95,682
Earnings Per Share, Diluted		$ 0.33	$ 1.11
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements		66	115
Subsequent Event [Member] | Northern Tier Energy LP [Member] | Common Stock [Member]
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	17,200